Related Party Transactions (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2020 $ / shares shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Officer Note		$ 1,024
Interest Rate		2.55%
Shares Issued For Conversion Of Officer Note | shares		1,330
Purchase Of Unvested Shares | shares	1,505
Purchase Of Vested Shares | shares	424
Original Exercise Price | shares	0.77
Price Per Share | $ / shares	$ 0.55
Number Of Individuals			2
General and Administrative Expense			$ 0	$ 1,205
Other General Expense			0	580
Revenue from Contract with Customer, Including Assessed Tax			142	239
Convertible Debt						$ 1,000
Accounts receivable			$ 0	$ 263
2021 Notes | Convertible Senior Notes
Related Party Transaction [Line Items]
Officer Note					$ 7,500	23,970
Significant investor | 2021 Notes | Convertible Senior Notes
Related Party Transaction [Line Items]
Officer Note						$ 1,000